Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases for Current Period (Detail) ¥ in Millions	Sep. 30, 2015 JPY (¥)
Leases
Minimum lease payments, Total	¥ 164,903
Minimum lease payments, Less than 1 year	17,739
Minimum lease payments, 1 to 2 years	18,823
Minimum lease payments, 2 to 3 years	16,964
Minimum lease payments, 3 to 4 years	15,435
Minimum lease payments, 4 to 5 years	11,352
Minimum lease payments, More than 5 years	¥ 84,590